SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 20:	SUBSEQUENT EVENTS

On January 23, 2017, Perion announced the appointment of Doron Gerstel as Perion’s Chief Executive Officer effective April 2, 2017 and Yacov Kaufman as Interim Chief Executive Officer, until then.